Revenue and segment information (Disclosure of disaggregation of revenue) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	¥ 169,446,338	¥ 174,009,401	¥ 169,550,624
External revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	169,446,338	174,009,401	169,550,624
Total [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	169,446,338	174,009,401	169,550,624
Revenue from contracts with customers within the scope of IFRS15	167,816,084	172,157,998	169,467,647
Revenue from other sources	1,630,254	1,851,403	82,977
Intersegment revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	(430,614)	(468,181)	(471,902)
PRC power segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			157,326,267
PRC power segment [member] | Total [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	154,088,674	155,641,635
Overseas segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			12,002,860
Overseas segment [member] | Total [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	15,097,673	18,135,461
All other segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue			693,399
All other segments [member] | Total [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	690,605	700,486
Sales of power and heat [member] | Total [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	161,452,779	164,935,815	166,306,671
Sales of power and heat [member] | PRC power segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	150,752,779	152,806,163	154,816,070
Sales of power and heat [member] | Overseas segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	10,700,000	12,129,652	11,490,601
Sales of coal and raw materials [member] | Total [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,887,264	1,881,336	863,776
Sales of coal and raw materials [member] | PRC power segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,857,484	1,353,538	649,374
Sales of coal and raw materials [member] | Overseas segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	29,780	527,798	214,402
Port service [member] | Total [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	198,140	175,213	144,998
Port service [member] | Intersegment revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	(312,625)	(330,272)	(296,639)
Port service [member] | All other segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	510,765	505,485	441,637
Transportation service [member] | Total [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	51,524	48,519	53,357
Transportation service [member] | Intersegment revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	(102,155)	(118,297)	(153,334)
Transportation service [member] | All other segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	153,679	166,816	206,691
Lease income [member] | Total [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,630,254	1,851,403
Lease income [member] | PRC power segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	86,136	161,525
Lease income [member] | Overseas segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,544,118	1,689,878
Others [member] | Total [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	4,226,377	5,117,115	2,181,822
Others [member] | Intersegment revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	(15,834)	(19,612)	(21,929)
Others [member] | PRC power segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,392,275	1,320,409	1,860,823
Others [member] | Overseas segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	2,823,775	3,788,133	297,857
Others [member] | All other segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	¥ 26,161	¥ 28,185	¥ 45,071